Other taxes payable (Tables)	12 Months Ended
Dec. 31, 2021
Other taxes payable
Schedule of summary of other taxes payable

The following is a summary of other taxes payable as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	RMB	RMB
Withholding individual income taxes for employees	10,232	8,532
VAT payables	12,134	12,636
Others	626	654
Total	22,992	21,822